Significant Accounting Policies (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended			3 Months Ended
	Dec. 31, 2014 Contract	Dec. 31, 2013 Contract	Dec. 31, 2012 Contract	Dec. 31, 2014
Significant Accounting Policies (Textual) [Abstract]
Number of derivative contracts outstanding	0	0	0	0
Allowance for doubtful accounts	$ 53,770	$ 54,460	$ 47,667	$ 53,770
Inventory valuation reserves	90,712	97,523	88,356	90,712
Accumulated amortization of finite-lived intangible assets	303,902	279,102	260,065	303,902
Amounts outstanding under standby letter of credit agreements	23,442	25,896	22,845	23,442
Cumulative other comprehensive loss included adjustments for foreign currency translation	354,384	250,943	204,195	354,384
Prior service costs and net actuarial losses related to pension and other postretirement benefit plans	118,167	70,611	166,595	118,167
Unrealized net gains on marketable equity securities and derivative instruments used in cash flow hedges	(593)	(510)	(401)	(593)
Research and development costs included in technical expenditures	50,019	47,042	44,648
Advertising cost	299,201	262,492	247,469
Titanium Dioxide Antitrust Litigation [Member]
Loss Contingencies [Line Items]
Settlement gain related to litigation settlement				$ 21,420